Combined Prospectus	Feb. 03, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	10,650,002
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 21,300,004.00
Form Type	S-1
File Number	333-259179
Initial Effective Date	Jan. 19, 2022
Combined Prospectus Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of (i) 4,000,000 shares of our common stock issued in a private placement offering during the three months ended September 30, 2021 (the “2021 Offering), (ii) 50,000 shares issued to the placement agent in the 2021 Offering, (iii) 4,100,002 shares of our common stock issued as a result of the conversion of shares of Biond Photonics, Inc. (“Biond”) shares into shares of common stock in connection with the merger between Biond and the Company (the “Merger”), and (iv) 2,500,000 shares of our common stock held by the Company’s stockholders prior to the Merger.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of 2021 Placement Agent Warrants
Amount of Securities Previously Registered | shares	360,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 720,000.00
Form Type	S-1
File Number	333-259179
Initial Effective Date	Jan. 19, 2022
Combined Prospectus Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of the 360,000 shares of common stock issuable upon the exercise of the placement agent warrants issued in connection with the 2021 Offering.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	2,017,498
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 6,052,500.00
Form Type	S-1
File Number	333-273149
Initial Effective Date	Sep. 28, 2023
Combined Prospectus Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of 2,017,498 shares of common stock issued in a private placement offering that occurred between December of 2022 and May 2023 (the “2023 Offering”).
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the 2023 Placement Agent Warrants
Amount of Securities Previously Registered | shares	85,653
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 256,959.00
Form Type	S-1
File Number	333-273149
Initial Effective Date	Sep. 28, 2023
Combined Prospectus Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Consists of the 85,653 shares of common stock issuable upon the exercise of the placement agent warrants issued in connection with the 2021 Offering.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock underlying Convertible Notes
Amount of Securities Previously Registered | shares	898,573
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,145,005.50
Form Type	S-1
File Number	333-285469
Initial Effective Date	Mar. 25, 2025
Combined Prospectus Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Reflects the 898,573 shares of common stock underlying the notes issued in private placement transactions in 2024.